UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23954

Principal Private Credit Fund

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	March 31, 2026

Date of reporting period:	March 31, 2026

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Principal Private Credit Fund
Annual Report
March 31, 2026
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
Management’s Discussion of Fund Performance (unaudited) 3
Consolidated Financial Statements 4
Notes to Consolidated Financial Statements 8
Consolidated Schedule of Investments 18
Consolidated Financial Highlights (includes performance information) 26
Report of Independent Registered Public Accounting Firm 28
Shareholder Expense Example 29
Supplemental Information 30

Economic & Financial Market Review
Global economic growth was resilient in 2025 despite rising policy uncertainty and elevated tariffs. While most countries’ GDP growth came in lower than forecasted, recession was avoided. With 2.1% real GDP growth, the U.S. remained the fastest growing economy among major developed countries. Significant AI investment spending continued, and its impact seemingly broadened out to other industrial sectors. Elsewhere, the fiscal overhaul in Germany is expected to lift GDP growth in 2026. In Japan, the reflation theme continued. China’s economy was also resilient with the help of consumption stimulus and strong exports.
Global inflation was stable around 2.6% in the last twelve months, but risks of reflation are on the rise as oil supply becomes a significant concern.
In the U.S., the Federal Reserve resumed rate cuts, tightening 75bps in the last twelve months due to normalizing services inflation and labor softness. However, the cutting cycle was paused again as elevated oil prices could put upward pressure on inflation. The latest dot plot implies no further rate movement in 2026. Global policy rates fell by 70bps in the last twelve months—90bps in emerging markets (EM) and 57bps in developed markets (DM).
Global manufacturing Purchasing Managers’ Index (PMI) finally rose above 50 in January 2026, breaking a 21-month streak of below 50 readings.
1
March’s reading came in at 51.6. Additionally, both emerging markets and developed markets PMIs were above 50 in March.
Global earnings growth was moderate. The MSCI All Country World Index (ACWI) trailing twelve months earnings per share growth (TTM
EPS) was up 11% compared to the same time last year. The S&P 500 saw 12% earnings growth, while the MSCI World ex-U.S. Index saw 4%
growth. Within the U.S., large-cap growth stocks, represented by the Russell 1000 Growth Index, delivered the highest earnings growth at 15%.
Small-cap and value, represented by the S&P Small-Cap 600 Index, and the Russell 1000 Value Index, both saw year-on-year earnings growth at
7%. Emerging markets, represented by the MSCI Emerging Markets Index, delivered a strong 14% earnings growth.
Global equities outperformed global bonds in the last twelve months. In USD terms, the MSCI ACWI Index recorded a 20% gain year-over-
year while the Bloomberg Global Aggregate Corporate Index gained 6%. Within equities, emerging markets (MSCI Emerging Markets Index)
outperformed developed markets (MSCI World Index) 30% vs. 19%. Elsewhere in major markets, the U.S. (MSCI U.S. Index) underperformed developed market ex-U.S. (MSCI World ex-U.S. Index) by 6%. Among major markets, China (MSCI China Index) was the worst performer with a 4% return, while emerging markets (MSCI Emerging Markets Index) was the best performer with a 30% gain. The Bloomberg U.S.
Treasury Index delivered 3% as the U.S. 10-year Treasury was up 11bps to 4.32%. Global high yield bonds (Bloomberg Global High Yield Index)
outperformed investment grade corporate bonds (Bloomberg Global Aggregate Corporate Index) and global treasury bonds (Bloomberg Global
Treasury Index) by 3% and 6%, respectively, year-over-year. The DXY index, a proxy for USD strength, weakened by 4% compared to the same time last year to 99.96. Commodity prices (S&P GSCI Total Return Index) gained 43%, with the help of strong Gold and Crude oil performance.
Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Asset Allocation. Data as of March 31, 2026.

In global PMI readings, a number above 50 means that manufacturing activity is expanding, and a number below 50 indicates contraction.
Index descriptions:
MSCI All Country World Index (ACWI) includes large and mid-cap stocks across developed and emerging market countries.
MSCI China Index captures large- and mid-cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings (e.g. ADRs).
MSCI World Index captures large- and mid-cap representation across 23 developed market countries.
MSCI World ex-U.S. Index captures large- and mid-cap representation across 22 of 23 developed market countries-- excluding the United States.
MSCI Emerging Markets Index consists of large- and mid-cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each of the 24 countries.
MSCI U.S. Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market.
Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.
Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
Bloomberg Global Aggregate Corporate Index is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers.
Bloomberg Global High Yield Index is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High Yield, the Pan-
European High Yield, and Emerging Markets Hard Currency High Yield indices.
Bloomberg Global Treasury Index tracks fixed-rate, local currency government debt of investment-grade countries, including both developed and emerging markets. The index represents the treasury sector of the Global Aggregate Index and contains issues from 37 countries denominated in 24 currencies.
Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S.
trade partners' currencies.
Standard & Poor's 500 (S&P 500) Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market.
S&P Small-Cap 600 Index is a stock market index established by Standard & Poor's. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
Securities described in the fund commentary may no longer be held in the fund.
The line graph on the following page illustrates the growth of a hypothetical $100,000 investment. The illustration is based on performance of
Class Y shares. The performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at 5.75%.
Institutional and Class Y shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
.

Principal Private Credit Fund
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
March 31, 2026
What contributed to or detracted from Fund performance during the fiscal year?
The Fund is a private credit, direct lending solution that seeks to maximize total return through current income and capital appreciation. The Fund targets investing at least 80% of its assets in private credit investments, specifically focusing on providing direct loans to borrowers in the lower and core middle markets. With tight covenants, attractive spread compensation, and dedicated capital to support future growth, these borrowers have historically provided investors with attractive risk-adjusted returns.
The Fund benefited from a stable environment for credit fundamentals throughout much of the fiscal year, with all loans on accrual status.
The primary contribution to the Fund’s performance was its exposure to floating rate, direct lending loans. There were no material detractors to performance during the year. Over 85% of the Fund’s total return came in the form of interest income, consistent with what we expect in most years. The Fund is appropriately diversified, emphasizing borrowers in industries with less economic sensitivity in the event that growth slows in coming quarters. New loan origination through year-end was robust as the M&A market continued to recover from the slower activity experienced in 2022–2023. Spreads remained at attractive levels but did experience tightening as the year progressed, albeit still offering a meaningful premium to the public loan market. Leverage levels were generally lower on new deals than historical averages.
Value of a $100,000 Investment* June 3, 2024 - March 31, 2026
1-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 6.95% 7.32% 6/3/24
Including Sales Charge 0.83% 3.90%
Class Y Shares 7.55% 7.86% 6/3/24
Institutional Shares 7.26% 7.59% 6/3/24
*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
**Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Consolidated Statement of Assets and Liabilities
March 31, 2026

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Private Credit
Fund
(a)
Investment in securities--at cost ............................................................................................................................
$ 141,253
Investment in affiliated securities--at cost ..................................................................................................................
$ 1,239
Assets
Investment in securities--at value  ............................................................................................................................ $ 141,126
Investment in affiliated securities--at value ................................................................................................................... 1,246
Cash ........................................................................................................................................................... 596
Receivables:
Dividends and interest ................................................................................................................................... 762
Expense reimbursement from Manager ................................................................................................................. 4
Fund shares sold ......................................................................................................................................... 37
Investment securities sold ............................................................................................................................... 61
Unrealized gain on unfunded commitments ............................................................................................................ 79
Prepaid expenses ..............................................................................................................................................
541
Total Assets   144,452
Liabilities
(b)
Accrued management and investment advisory fees .......................................................................................................... 126
Accrued administrative fees ................................................................................................................................... 10
Accrued transfer agent fees ................................................................................................................................... 14
Accrued chief compliance officer fees ........................................................................................................................ 1
Accrued credit facility fees .................................................................................................................................... 40
Accrued directors' expenses ................................................................................................................................... 27
Accrued professional fees ..................................................................................................................................... 259
Accrued other expenses ....................................................................................................................................... 170
Cash overdraft ................................................................................................................................................. 251
Payables:
Borrowing ............................................................................................................................................... 20,500
Dividends payable ....................................................................................................................................... 26
Investment securities purchased ........................................................................................................................ 668
Unrealized loss on unfunded commitments ............................................................................................................. 159
Total Liabilities
22,251
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 122,201
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 122,330
Total distributable earnings (accumulated loss) ...............................................................................................................
(129)
Total Net Assets
$ 122,201
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 12
Shares Issued and Outstanding .......................................................................................................................... 1
Net Asset Value per share ............................................................................................................................... $ 10 .17
(c)
Maximum Offering Price ................................................................................................................................
$ 10 .79
Class Y : Net Assets ............................................................................................................................................ $ 119,599
Shares Issued and Outstanding .......................................................................................................................... 11,651
Net Asset Value per share ...............................................................................................................................
$ 10 .26
Institutional : Net Assets ....................................................................................................................................... $ 2,590
Shares Issued and Outstanding .......................................................................................................................... 253
Net Asset Value per share ...............................................................................................................................
$ 10 .22
(a)
Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.
(b)
See Note 3 for details of any unfunded commitments.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Consolidated Statement of Operations
Year Ended March 31, 2026

See accompanying notes.
Amounts in thousands
Principal Private
Credit Fund
(a)
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 251
Interest ...................................................................................................................................................... 9,721
Payment-in-kind ............................................................................................................................................ 194
Total Income 10,166
Expenses:
Management and investment advisory fees ................................................................................................................ 1,298
Administrative fees ......................................................................................................................................... 104
Registration fees - Class A ................................................................................................................................. 24
Registration fees - Class Y ................................................................................................................................. 21
Registration fees - Institutional ............................................................................................................................ 25
Shareholder reports - Class A .............................................................................................................................. 8
Shareholder reports - Institutional ......................................................................................................................... 1
Transfer agent fees - Class A ............................................................................................................................... 16
Transfer agent fees - Class Y ............................................................................................................................... 41
Transfer agent fees - Institutional .......................................................................................................................... 31
Chief compliance officer expenses ......................................................................................................................... 4
Credit facility fees .......................................................................................................................................... 610
Custodian fees .............................................................................................................................................. 27
Directors' expenses ......................................................................................................................................... 180
Professional fees ........................................................................................................................................... 715
Other expenses ............................................................................................................................................. 34
Total Gross Expenses 3,139
Less: Reimbursement from Manager - Class A ............................................................................................................ 49
Less: Reimbursement from Manager - Class Y ............................................................................................................ 495
Less: Reimbursement from Manager - Institutional ....................................................................................................... 58
Total Net Expenses 2,537
Net Investment Income (Loss) 7,629
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (49)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. (83)
Investment in affiliated securities .......................................................................................................................... 7
Net Realized and Unrealized Gain (Loss) on investments (125)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 7,504
(a)
Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.

Consolidated Statement of Changes in Net Assets

See accompanying notes.
Amounts in thousands Principal Private Credit Fund
(a)
Year Ended
March 31, 2026
Period Ended
March 31, 2025
(b)
Operations
Net investment income (loss) ........................................................................................................ $ 7,629 $ 4,482
Net realized gain (loss) on investments .............................................................................................. (49) 58
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(76) (210)
Net Increase (Decrease) in Net Assets Resulting from Operations 7,504 4,330
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (7,541) (4,422)
Total Dividends and Distributions (7,541) (4,422)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
30,073 50,422
Total Increase (Decrease) in Net Assets 30,036 50,330
Net Assets
Beginning of period ..................................................................................................................
92,165 41,835
End of period ........................................................................................................................
$ 122,201 $ 92,165
Class A Class Y Institutional
Capital Share Transactions:
Year Ended March 31, 2026
Dollars:
Sold ......................................................................................... – $ 20,001 $ 2,559
Reinvested .................................................................................... 1 7,471 41
Net Increase (Decrease)
$ 1 $ 27,472 $ 2,600
Shares:
Sold ......................................................................................... – 1,925 248
Reinvested .................................................................................... – 727 4
Net Increase (Decrease)
– 2,652 252
Period Ended March 31, 2025
(b)
Dollars:
Sold ......................................................................................... – $ 46,000 –
Reinvested .................................................................................... 1 4,420 1
Net Increase (Decrease)
$ 1 $ 50,420 $ 1
Shares:
Sold ......................................................................................... – 4,455 –
Reinvested .................................................................................... – 432 –
Net Increase (Decrease)
– 4,887 –
Dividends and Distributions to Shareholders:
Year Ended March 31, 2026
From net investment income and net realized gain on investments ............................................. $ (1) $ (7,471) $ (69)
Total Dividends and Distributions
$ (1) $ (7,471) $ (69)
Period Ended March 31, 2025
(b)
From net investment income and net realized gain on investments ............................................. $ (1) $ (4,420) $ (1)
Total Dividends and Distributions
$ (1) $ (4,420) $ (1)
(a)
Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.
(b)
Period from June 3, 2024, the effective date of the Fund's registration statement on Form N-2, through March 31, 2025. See Organization in Notes to Consolidated
Financial Statements.

Consolidated Statement of Cash Flows
Year Ended March 31, 2026

See accompanying notes.
Amounts in thousands
Principal Private
Credit Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .................................................................................. $ 7,504
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities ................................................................................... (69,462)
Proceeds from sale of investment securities ............................................................................ 20,593
Net sales or (purchases) of short term securities ......................................................................... (1,034)
Net accretion of bond discounts and amortization of premiums .............................................................. (180)
Payment-in-kind income .......................................................................................... (194)
Change in unrealized (appreciation) depreciation on investments ............................................................. 76
Net realized (gain) loss from investments .............................................................................. 49
(Increase) decrease in dividends and interest receivable .................................................................... (185)
(Increase) decrease in fund shares sold ................................................................................ (37)
(Increase) decrease in investment securities sold ......................................................................... 653
Incre ase (decrease) in unrealized loss on unfunded commitments ............................................................. 58
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ........................................... (24)
Increase (decrease) in dividends payable .............................................................................. 26
Increase (decrease) in investment securities purchased .................................................................... 54
Net cash used in operating activities (42,103)
Cash Flows from Financing Activities:
Proceeds from shares sold ......................................................................................... 22,560
Dividends and distributions paid to shareholders ......................................................................... (28)
Payments made on credit facility .................................................................................... (4,500)
Proceeds from  credit facility ....................................................................................... 24,500
Net cash provided by financing activities 42,532
Net increase in cash ............................................................................................. 429
Cash and foreign currency:
Beginning of year .............................................................................................. $ (84)
End of year ...................................................................................................
$ 345
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ........................................................................... $ 7,513
Cash paid during the year for interest expense .......................................................................... $ 231
(a)
Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

1. Organization
Principal Private Credit Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-
diversified, closed-end management investment company. The Fund was organized as a Delaware limited liability company on December 1,
2023, but converted itself to a Delaware statutory trust on April 12, 2024. As a statutory trust, the Fund operates pursuant to an Agreement and
Declaration of Trust and is governed by the State of Delaware. The U.S. Securities and Exchange Commission declared the Fund’s registration statement on Form N-2 effective on June 3, 2024. The Fund had net assets of $41,835,000 resulting from operations prior the effective date of the Fund’s registration statement. The Fund continuously offers three classes of shares: Class A, Class Y, and Institutional Class. Principal Global
Investors, LLC (the “Manager”) serves as the Fund’s investment advisor.
Principal Private Credit Fund (Corp Blocker), LLC (the “Domestic Subsidiary”), Principal Private Credit Fund (SPV), LLC (the “SPV”), and
Principal Private Credit Fund Lending Vehicle, LLC (the “Lending Vehicle”) are Delaware limited liability companies that were formed on April
23, 2024, September 13, 2024, and February 24, 2025, respectively. The Domestic Subsidiary, SPV, and Lending Vehicle are wholly-owned subsidiaries of the Fund and are consolidated in these consolidated financial statements commencing from the dates of their respective formation.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of Trustees (the
“Board”), and investors should not rely on any expectation of repurchase offers being made in excess of 5%. Investors should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded. There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the
Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”) (an
affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class A shares and $100,000 for Class Y and Institutional Class shares.
Effective June 30, 2025, the Fund changed its name from Principal Private Credit Fund I to Principal Private Credit Fund.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946,
Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Fund declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board. The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

of the Fund’s net asset values are reflected in the Fund’s net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset values, for example weekends and other customary national U.S. holidays, the Fund’s net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the consolidated statement of operations.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions and paydowns. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Basis for Consolidation. The Fund may invest up to 25% of its total net assets in the Domestic Subsidiary. The Fund is the sole shareholder of the Domestic Subsidiary, and shares of the Domestic Subsidiary will not be sold or offered to other investors. To the extent that the Fund invests in the Domestic Subsidiary, it will be subject to the particular risks associated with the Domestic Subsidiary's investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Domestic Subsidiary is to allow the Fund to gain exposure to equity assets within the limitations of federal tax laws applicable to regulated investment companies.
The Domestic Subsidiary has elected to be treated as a C-corporation for federal income tax purposes. The Domestic Subsidiary files federal and state tax returns.  All income and losses are included on the Domestic Subsidiary tax return.
The Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary, or emergency purposes through the SPV. The Fund established the Lending Vehicle as part of its efforts to secure a U.S. state lending license.
The Fund's investment portfolio has been consolidated and includes the portfolio holdings of the Fund, the Domestic Subsidiary, the SPV, and the
Lending Vehicle, as noted on the consolidated schedule of investments. The consolidated financial statements for the Fund include the accounts of the Fund, the Domestic Subsidiary, the SPV, and the Lending Vehicle. All intercompany transactions and balances have been eliminated in consolidation. At March 31, 2026, the net assets of the consolidated subsidiaries were as follows (amounts in thousands):
2. Significant Accounting Policies (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the consolidated statements of operations. During the year ended March 31, 2026, the Fund did not record any such tax benefit or expense in the accompanying consolidated financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time. The Domestic Subsidiary may be subject to taxes. Deferred tax assets and liabilities of the Domestic Subsidiary may arise from temporary differences and tax attributes; however, such amounts were not material to the Fund’s consolidated financial statements at year end. The SPV is a disregarded entity for tax purposes and is consolidated with the tax return of the Fund.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. This amount is shown as withholding tax on the consolidated statement of operations. In consideration of recent decisions rendered by European court, the Fund may file tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of the reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the “more likely than not” threshold. Any tax reclaims received are included in dividends income on the consolidated statement of operations.
Recent Accounting Pronouncements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards
Update (“ASU”) No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-
related disclosures. The ASU is effective for annual periods beginning after December 15, 2024 . As of April 1, 2025, the Fund has adopted the
ASU and added required disclosures, as applicable.
3. Operating Policies
Borrowing. The Fund is permitted to incur indebtedness to the extent that the Fund's asset coverage with respect to its outstanding senior securities representing indebtedness, as defined under the 1940 Act, is at least 300% immediately after each such borrowing. The use of borrowing for investment purposes increases both investment opportunity and investment risk.
The SPV intends to borrow money through a credit facility, which allows a borrowing commitment amount of up to $30 million (prior to
December 5, 2025 the amount was $20 million) ($20 million uncommitted). The credit facility is effective December 17, 2024 and matures
December 17, 2029. Interest is charged at an annual rate equal to daily Secured Overnight Financing Rate (“SOFR”) plus an applicable spread of 2.40%. The interest expense along with non-usage fees, collateral administrator fees, collateral management fees, commitment fees and legal fees, associated with the credit facility is included in credit facility fees on the consolidated statement of operations. Commitment fees and legal fees are amortized over the 5 year term of the credit facility. The SPV has pledged investments in securities, investment proceeds and cash as collateral for borrowing through the credit facility. As of March 31, 2026, the SPV has a cash balance of $596,000. Securities pledged as collateral under the credit facility are noted in the consolidated schedule of investments. Any outstanding borrowing as of year ended March 31,
2026 is included in borrowing on the consolidated statements of assets and liabilities.
During the year ended March 31, 2026, the Fund’s borrowings against the credit facility were as follows (amounts in thousands):
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Registered investment companies and other managed portfolios may be considered affiliated if they have a common
Net Assets
Percent of Consolidated Fund's
Net Assets
Domestic Subsidary $642 0.53%
Lending Vehicle 31 0.03
SPV 52,528 43.00
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Principal Private Credit Fund $ 5,516 6.40%
2. Significant Accounting Policies (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

investment advisor, so a registered investment company may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year  ended March 31, 2026 , the Fund did not engage in cross trades.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Fund’s CODM. The Fund represents a single operating segment. The CODM monitors the operating results of the Fund as a whole and the
Fund’s strategic asset allocation to ensure compliance with the defined investment strategy executed by the Fund’s portfolio managers as a team.
The types of investments from which the Fund generates its returns are reflected on the schedule of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the consolidated statement of operations and financial highlights.
The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and investment objectives, and to make resource allocation decisions for the Fund’s single segment. Segment assets are reported on the consolidated statement of assets and liabilities as total assets.
Principal Private Credit Fund JV, LLC. The Fund and Erie Insurance Exchange (“Erie”) are the members of Principal Private Credit Fund JV,
LLC (the “Joint Venture”), a joint venture formed as a Delaware limited liability company; pursuant to the terms of the Amended and Restated
Limited Liability Company Agreement of the Joint Venture currently in effect. The Fund and Erie make capital contributions to the Joint Venture in the form of equity interests as investment opportunities are identified.
All portfolio and other material decisions regarding the Joint Venture must be submitted to the Joint Venture’s board of directors, which is comprised of an equal number of directors appointed by each of the Fund and Erie. As a result, management of the Joint Venture is shared equally between Erie and the Fund, and neither member has the ability to unilaterally direct the activities of the Joint Venture. Accordingly, the Fund does not control the Joint Venture and is not consolidated for financial reporting purposes.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As
3. Operating Policies (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the consolidated statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the consolidated statement of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of March 31, 2026, the
Funds had unfunded loan commitments as follows (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, privately-
held entities, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in the Joint Venture at its respective net asset value each calendar month. The Joint Venture is valued at net asset value and is excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Principal Private Credit Fund $ 32,513 $ (81)
3. Operating Policies (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for Warrior Ultimate Holdings LLC – Class A Common, AKS Engineering Holdings LLC, CVS Parent Holdings LLC, SENS
Intermediate Holdings LLC, and CPS Investors, LP changed from using the transaction price to using the Enterprise Valuation Model.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Private Credit Fund
Bonds* $ — $ 6,718 $ — $ 6,718
Common Stocks
Consumer, Non-cyclical — — 293 293
Financial — — 176 176
Industrial — — 218 218
Technology — — 61 61
Investment Companies* 3,482 — — 3,482
Preferred Stocks
Consumer, Non-cyclical — — 42 42
Senior Floating Rate Interests* — 11, 817 118, 319 130,136
Total $ 3,482 $ 18,5 35 $ 119, 109 $ 141,126
Investments Using NAV as practical expedient
Joint Venture 1,246
Total investments in securities $ 142,372
Fund Asset Type
Fair Value as of
March 31, 2026 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if input
had increased
Principal Private Credit Fund
Senior Floating Rate
Interests
$118,319 Discounted Cash Flow Discount Rate 4.0%-10.4% (5.5%)
Decrease
Common Stock 748 Market Comparables EV/LTM Revenue** 8.0x-18.8x (14.4x) Increase
Movement of Median
Multiples
50%
Increase
Preferred Stock 42 Market Comparables EV/LTM Revenue 13.5x Increase
Movement of Median
Mulitples
50%
Increase
Total
$ 119,109
4. Fair Valuation (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
5. Management Agreement and Transactions with Affiliates
Management Services. The Manager, subject to the supervision of the Board, is responsible for the investment management of the Fund. The
Manager serves as investment advisor to the Fund pursuant to a management agreement and administration agreement (collectively “Investment
Advisory Agreements”). The Manager is responsible for providing continuous supervision of the investment portfolio of the Fund as well as certain administrative functions to the Fund.
For the services provided to the Fund under the Investment Advisory Agreements, the Fund pays the Manager fees based on a percentage of the
Fund’s average daily net assets. From time to time, the Manager may waive all or a portion of its fee. The management fee is 1.25% and the administration fee is 0.10% on all assets (expressed as a percentage of average daily net assets).
The Manager has contractually agreed to limit the Fund's expenses (excluding incentive fees, interest expense on fund borrowings (but including other expenses associated with the credit facility), expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the consolidated statement of assets and liabilities and are settled monthly. It is expected that the operating expense limits will continue through the period ending July 31, 2026, the contractual expiration date; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period. The operating expense limits are as follows:
Subject to applicable expense limits, the Fund may reimburse the Manager for expenses incurred during the current fiscal year and the previous two fiscal years. All organizational expenses of the Fund will be borne by the Fund.
As of March 31, 2026, the class specific reimbursements subject to possible future recoupment under the expense limitation agreement were as follows (amounts in thousands):
Fund
Value as of
March 31,
2025
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
March 31,
2026
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
March 31, 2026
Principal Private Credit Fund
Senior Floating Rate Interests $ 70,110 $ 74 $ 261 $ 56,167 $ (8,293) $ — $ — $ 118,319 $ 90
Common Stock 161 — (25) 612 — — — 748 (25)
Preferred Stock 38 — 4 — — — — 42 4
Total
$ 70,309 $ 74 $ 240 $56,779 $ (8,293) $ — $ — $ 119,109 $ 69
Share Class Operating Expense Limit Expiration
Class A
2.60% July 31, 2026
Class Y
2.10 % July 31, 2026
Institutional 2.30%
July 31, 2026
4. Fair Valuation (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

*Includes reimbursements prior to June 3, 2024, the effective date of the Fund’s registration statement on Form N-2, through March 31, 2025.
Incentive Fee . The Incentive Fee is calculated daily and payable to the Manager quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to the greater of (x) 1.50% per quarter (or an annualized rate of 6.00%), or (y) the sum of the current three-month forward-looking term
SOFR (i.e., as published two-business days prior to the commencement of the applicable quarter), divided by four, plus 0.75% per quarter (the
“Hurdle Rate”), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” is defined as: (i) fund-level book interest income, dividend income, and payment-in-kind income (and not including amortization/accretion or income generated from original issue discounts), minus (ii) the Fund’s operating expense (which, for this purpose, shall include interest payments on fund borrowings as well as other credit facility expenses, and shall not include any distributions and/or shareholder servicing fees, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, litigation, and other extraordinary expense, any class-level specific expenses, or Incentive Fee) for the quarter. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated using the quarter-to-date average net assets for the relevant fiscal quarter.
The Hurdle Rate will be determined at the beginning of each applicable quarter and will remain the same throughout that quarter. In the event that
SOFR is discontinued, ceases to be published during a given period, or is otherwise unavailable, 1.50% will be used as the Hurdle Rate for the applicable quarter. The “catch-up” provision is intended to provide the Manager with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches a percentage determined based upon the current
Hurdle Rate for the applicable quarter. For the year ended March 31, 2026, the Fund did not incur incentive fees.
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the year ended March 31, 2026, there were no sales charges retained by the Distributor.
Affiliated Ownership. As of March 31, 2026, Principal Life Insurance Company (an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
Principal Private Credit Fund 1 11,651 1
6. Investment Transactions
For the year ended March 31, 2026, the cost of investment securities purchased and proceeds from investment securities sold (not including short-
term investments) by the Fund were as follows (amounts in thousands):
7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June, September, and December.
Share Class
Expiring
March 31, 2027*
Expiring
March 31, 2028
Class A
$34 $49
Class Y
409 495
Institutional 34 58
Class A Class Y Institutional
Purchases Sales
Principal Private Credit Fund $ 69,506 $ 20,537
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
During the year ended March 31, 2026, the Fund completed no quarterly repurchase offers.
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of the distribution paid for the year ended March 31, 2026, was as follows
(amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of March 31, 2026, the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2026 , the Fund had no capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of March 31, 2026 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended March 31, 2026, the Fund did not record reclassifications.
Federal Income Tax Basis. As of March 31, 2026, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments and unfunded commitments held by the Fund were as follows (amounts in thousands):
Ordinary Income
2026 2025
Principal Private Credit Fund $ 7,541 $ 4,422
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal Private Credit Fund $ 80 $ 8 $ — $ (217) $ — $ (129)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Private Credit Fund $ 723 $ (940) $ (217) $ 142,509
7. Repurchase Offers (continued)

Notes to Consolidated Financial Statements
Principal Private Credit Fund
March 31, 2026

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the consolidated financial statements were issued that would merit recognition or disclosure in the consolidated financial statements. The Fund completed a quarterly repurchase offer on April 30, 2026 which resulted in 6,100 shares being repurchased for $63,000. There were no additional items requiring adjustment of the consolidated financial statements or additional disclosure.

Consolidated Schedule of Investments
Principal Private Credit Fund
March 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 2.85% Shares Held Value (000's)
Money Market Funds - 2.85%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57%
(a),(b),(c),(d)
3,482,247 $ 3,482
TOTAL INVESTMENT COMPANIES $ 3,482
COMMON STOCKS - 0.60% Shares Held Value (000's)
Commercial Services - 0.23%
APS Blackwater Holdings LLC
(c),(e),(f),(g)
194 $ 184
CPS Investors, LP
(e),(f),(g)
442 32
Mascarene VTC Investment
(e),(f),(g)
79,840 71
Warrior Ultimate Holdings LLC - Class A Common
(c),(e),(f),(g)
87 —
$ 287
Cosmetics & Personal Care - 0.00%
CVS Parent Holdings LLC
(c),(e),(f),(g)
3 6
Diversified Financial Services - 0.14%
CWC Fund I Co-Invest MFA LP
(c),(e),(f),(g)
183,735 176
Electrical Components & Equipment - 0.09%
SENS Intermediate Holdings LLC
(c),(e),(f),(g)
80 106
Electronics - 0.07%
Advantage Surveillance, LLC
(c),(e),(f),(g)
93 89
Engineering & Construction - 0.02%
AKS Engineering Holdings LLC
(c),(e),(f),(g)
20 23
Enterprise Software & Services - 0.01%
Douglas Top Parent LLC
(c),(e),(f),(g)
19,712 17
Software - 0.04%
CIT Intermediate Holdco, Inc.
(e),(f),(g)
5 44
TOTAL COMMON STOCKS $ 748
JOINT VENTURE - 1.02% Shares Held Value (000's)
Private Equity - 1.02%
Principal Private Credit Fund Joint Venture, LLC
(e),(g),(h)
1,239,769 1,246
TOTAL JOINT VENTURE $ 1,246
PREFERRED STOCKS - 0.03% Shares Held Value (000's)
Commercial Services - 0.03%
Warrior Ultimate Holdings LLC - Class A Preferred
0.00%
(c),(e),(f),(g)
394 $ 42
TOTAL PREFERRED STOCKS $ 42
BONDS - 5.49%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.11%
TransDigm Inc
6.38%, 03/01/2029
( i )
$ 135 $ 138
Airlines - 0.00%
OneSky Flight LLC
8.88%, 12/15/2029
( i )
5 5
Building Materials - 0.17%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
( i )
76 78
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
( i )
140 139
$ 217
Diversified Financial Services - 0.62%
Credit Acceptance Corp
9.25%, 12/15/2028
( i )
335 347
OneMain Finance Corp
3.50%, 01/15/2027 135 132
Rocket Cos Inc
6.13%, 08/01/2030
( i )
275 279
$ 758
Electric - 0.57%
Clearway Energy Operating LLC
4.75%, 03/15/2028
( i )
325 321
VoltaGrid LLC
7.38%, 11/01/2030
( i )
359 370
$ 691
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.06%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
( i )
$ 70 $ 69
Entertainment - 0.30%
Caesars Entertainment Inc
4.63%, 10/15/2029
( i )
380 366
Food - 0.56%
B&G Foods Inc
8.00%, 09/15/2028
( i )
365 360
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
( i )
320 327
$ 687
Forest Products & Paper - 0.01%
Mercer International Inc
12.88%, 10/01/2028
( i )
15 9
Healthcare - Services - 0.19%
LifePoint Health Inc
11.00%, 10/15/2030
( i )
95 102
Tenet Healthcare Corp
6.13%, 06/15/2030 140 141
$ 243
Investment Companies - 0.11%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 160 137
Media - 0.45%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029
( i )
405 400
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
( i )
144 144
$ 544
Oil & Gas - 0.18%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
( i )
70 73
Chord Energy Corp
6.00%, 10/01/2030
( i )
140 142
$ 215
Oil & Gas Services - 0.06%
Enerflex Inc
6.88%, 01/15/2031
( i )
35 36
Kodiak Gas Services LLC
5.88%, 04/01/2031
( i )
35 35
$ 71
Packaging & Containers - 0.58%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
( i )
375 368
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
( i )
335 335
$ 703
Pharmaceuticals - 0.35%
AdaptHealth LLC
6.13%, 08/01/2028
( i )
255 254
Endo Finance Holdings LP
8.50%, 04/15/2031
( i )
165 173
$ 427
Pipelines - 0.41%
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
( i )
135 139
Venture Global LNG Inc
9.50%, 02/01/2029
( i )
340 367
$ 506
REITs - 0.63%
Arbor Realty SR Inc
7.88%, 07/15/2030
( i )
40 37
8.50%, 12/15/2028
( i )
245 241

Consolidated Schedule of Investments
Principal Private Credit Fund
March 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
( i )
$ 360 $ 349
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
( i )
145 139
$ 766
Retail - 0.02%
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
( i )
25 26
Telecommunications - 0.11%
EchoStar Corp
10.75%, 11/30/2029 130 140
TOTAL BONDS $ 6,718
SENIOR FLOATING RATE INTERESTS
- 106.48%
Principal
Amount (000's) Value (000's)
Advertising - 3.08%
Finn Partners Inc ; Term Loan
10.35%, 07/01/2026
(b),(f)
1,274 1,275
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
KL Charlie Acquisition Corp ; Term Loan
8.77%, 12/30/2029
(b),(f)
789 781
CME Term Secured Overnight Financing
Rate 3 Month + 10.20%
KL Charlie Acquisition Corp ; Delayed Draw Term
Loan
8.77%, 12/30/2029
(b),(f)
1,376 1,363
CME Term Secured Overnight Financing
Rate 3 Month + 10.20%
8.77%, 12/30/2029
(f)
263 261
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
8.80%, 12/30/2029
(f)
90 89
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
$ 3,769
Aerospace & Defense - 4.52%
TransDigm Inc ; Term Loan J
7.26%, 02/28/2031 575 575
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Trident Borrower, LLC ; Revolver
8.09%, 03/05/2032
(f)
690 683
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Trident Borrower, LLC ; Term Loan
8.17%, 03/05/2032
(f)
4,310 4,267
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 5,525
Automobile Parts & Equipment - 0.55%
M&D Midco Inc ; Term Loan
9.85%, 08/31/2028
(b),(f)
663 663
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
Beverages - 3.32%
Diaspora Tea & Herb Company, LLC ; Term Loan
8.16%, 02/18/2032
(f)
3,393 3,360
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Diaspora Tea & Herb Company, LLC ; Revolver
8.16%, 02/18/2032
(f)
558 552
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Diaspora Tea & Herb Company, LLC ; Delayed
Draw Term Loan
8.10%, 02/18/2032
(f)
$ 152 $ 150
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
$ 4,062
Building Materials - 0.89%
Stonegrove Roofing, LLC ; Delayed Draw Term
Loan
8.92%-8.94%, 04/17/2030
(f)
1,110 1,093
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Chemicals - 3.58%
B'laster Holdings LLC ; Term Loan
8.42%, 10/25/2029
(b),(f)
1,147 1,136
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.43%, 10/25/2029
(f)
580 574
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Element Solutions Inc ; Term Loan B3
5.42%, 12/18/2030 301 301
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Kano Intermediate Inc. ; Term Loan
8.42%, 12/17/2030
(b),(f)
2,306 2,306
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Kano Intermediate Inc. ; Delayed Draw Term Loan
8.42%, 12/17/2030
(f)
52 52
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 4,369
Commercial Services - 25.43%
Atlantic Pipe Services, LLC ; Revolver
8.12%-8.17%, 12/01/2031
(f)
233 231
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%, CME Term Secured
Overnight Financing Rate 6 Month + 4.50%
Atlantic Pipe Services, LLC ; Term Loan
8.22%, 12/01/2031
(f)
2,221 2,197
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Barricade Holdings LLC ; Term Loan
8.42%, 09/30/2030
(b),(f)
262 258
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
8.44%, 09/30/2030
(b),(f)
3,010 2,964
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Barricade Holdings LLC ; Revolver
8.42%-10.50%, 09/30/2030
(f)
538 530
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%, Prime Rate + 3.75%
CPS Holdco, Inc ; Delayed Draw Term Loan
8.43%, 03/28/2031
(f)
103 103
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.44%, 03/28/2031
(f)
766 765
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CPS Holdco, Inc ; Term Loan
8.44%, 03/28/2031
(f)
1,487 1,483
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%

Consolidated Schedule of Investments
Principal Private Credit Fund
March 31, 2026
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Cy's Holdings, LLC ; Term Loan
9.68%, 03/04/2031
(f)
$ 2,176 $ 2,133
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Fowler Route Co., Inc ; Term Loan
9.20%, 02/28/2030
(b),(f)
2,171 2,164
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Fowler Route Co., Inc ; Revolver
9.17%-9.18%, 02/28/2030
(f)
224 224
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Fowler Route Co., Inc ; Delayed Draw Term Loan
9.12%, 02/28/2030
(f)
45 45
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
HEF Safety Ultimate Holdings, LLC ; Term Loan
8.87%, 11/19/2029
(b),(f)
1,033 1,033
CME Term Secured Overnight Financing
Rate 6 Month + 5.25%
Mazcon , A Kurtz Bros. Company, LLC ; Term Loan
8.41%, 11/25/2030
(f)
2,103 2,077
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Prosource Holdings MP, LLC ; Term Loan
8.19%, 12/30/2030
(f)
1,557 1,557
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Prosource Holdings MP, LLC ; Delayed Draw Term
Loan
8.20%, 12/30/2030
(f)
515 515
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Riverview Landscape Holdings LLC ; Delayed Draw
Term Loan
10.20%, 01/29/2030
(f)
2,319 2,298
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Riverview Landscape Holdings LLC ; Revolver
10.17%, 01/29/2030
(f)
137 136
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Riverview Landscape Holdings LLC ; Term Loan
10.20%, 01/29/2030
(b),(f)
1,873 1,855
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Rotolo Consultants Inc. ; Term Loan
9.45%, 01/31/2031
(b),(f)
1,530 1,527
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Ruppert Landscape, LLC ; Term Loan
8.69%, 12/01/2028
(b),(f)
615 615
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Ruppert Landscape, LLC ; Delayed Draw Term Loan
8.70%, 12/01/2028
(b),(f)
149 149
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Sales Performance International, LLC ; Term Loan
8.71%, 08/24/2028
(b),(f)
1,022 1,018
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
8.73%, 08/24/2028
(b),(f)
1,641 1,636
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Shift4 Payments LLC ; Term Loan B
5.65%, 06/30/2032 $ 549 $ 547
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Veritiv Operating Co ; Term Loan B
7.70%, 11/30/2030 491 477
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
VTC Buyer Corp. ; Delayed Draw Term Loan
8.93%, 07/15/2031
(f)
373 376
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
8.93%, 07/15/2031
(f)
99 100
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
VTC Buyer Corp. ; Revolver
8.90%-8.92%, 07/15/2031
(f)
78 78
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
VTC Buyer Corp. ; Term Loan
8.94%, 07/15/2031
(f)
722 726
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Wolverine Seller Holdings, LLC ; Delayed Draw
Term Loan
8.42%, 01/17/2030
(f)
362 361
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Wolverine Seller Holdings, LLC ; Revolver
8.45%, 01/17/2030
(f)
33 33
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Wolverine Seller Holdings, LLC ; Term Loan
8.44%, 01/17/2030
(b),(f)
869 866
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 31,077
Computers - 0.35%
McAfee Corp ; Term Loan B1
6.67%, 03/01/2029 476 424
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0.24%
Kronos Acquisition Holdings Inc ; Term Loan B
7.70%, 06/27/2031 493 298
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Cosmetics & Personal Care - 8.89%
Accupac , LLC ; Term Loan
12.67%, 12/31/2029
(b),(f)
2,132 2,036
CME Term Secured Overnight Financing
Rate 3 Month + 9.00%
Accupac , LLC ; Revolver
10.65%-10.67%, 12/31/2029
(f)
206 196
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
CompletePet Florida, LLC ; Term Loan
8.19%, 02/05/2030
(b),(f)
4,157 4,155
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
8.19%, 02/06/2030
(b),(f)
596 595
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
CompletePet Florida, LLC ; Revolver
8.17%, 02/05/2030
(f)
181 181
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%

Consolidated Schedule of Investments
Principal Private Credit Fund
March 31, 2026
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
G-2 Lather Acquisition Corp. ; Term Loan
8.69%, 01/31/2031
(f)
$ 1,206 $ 1,200
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
WB Group Acquisition Company ; Term Loan
8.41%, 02/03/2032
(f)
2,406 2,376
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
WB Group Acquisition Company ; Revolver
8.43%, 02/03/2032
(f)
122 121
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 10,860
Diversified Financial Services - 4.68%
Jane Street Group LLC ; Term Loan B
5.96%, 12/15/2031 539 529
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Jupiter Borrower Inc ; Term Loan B
0.00%, 03/25/2033
(j)
345 344
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Merit Financial Group, LLC ; Term Loan
8.44%, 08/27/2032
(f)
2,041 2,029
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Merit Financial Group, LLC ; Delayed Draw Term
Loan
8.42%, 08/27/2032
(f)
454 451
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Merit Financial Group, LLC ; Revolver
8.42%, 08/27/2032
(f)
204 203
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Obra Capital, Inc ; Term Loan
11.06%, 06/21/2029
(f)
2,163 2,154
CME Term Secured Overnight Financing
Rate 1 Month + 7.36%
$ 5,710
Electric - 1.15%
TPS Intermediate, LLC ; Term Loan
8.79%, 06/09/2029
(b),(f)
1,270 1,248
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
TPS Intermediate, LLC ; Delayed Draw Term Loan
8.74%, 06/08/2029
(f)
158 155
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
$ 1,403
Electrical Components & Equipment - 3.18%
Energizer Holdings Inc ; Term Loan B
5.67%, 03/13/2032 404 402
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Engineered Products Co., LLC ; Term Loan
8.40%, 08/12/2031
(f)
2,208 2,197
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Engineered Products Co., LLC ; Revolver
8.32%-8.42%, 08/12/2031
(f)
99 99
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%, CME Term Secured
Overnight Financing Rate 6 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment (continued)
SENS Intermediate Holdings LLC ; Term Loan
8.44%, 03/10/2031
(f)
$ 1,174 $ 1,173
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 3,871
Electronics - 3.39%
Advantage Surveillance, LLC ; Term Loan
8.16%, 11/04/2030
(f)
935 919
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Advantage Surveillance, LLC ; Revolver
8.15%, 11/04/2030
(f)
10 10
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
AEP Passion Intermediate Holdings Inc ; Term Loan
5.57%, PIK 4.75%; 10/05/2027
(f),(k)
354 346
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
AIDC Intermediate Co 2, LLC ; Term Loan
8.95%, 07/22/2027
(b),(f)
1,529 1,529
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
DecisionPoint Technologies, Inc. ; Term Loan
9.43%, 09/03/2029
(f)
1,365 1,343
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 4,147
Engineering & Construction - 1.93%
AKS Engineering & Forestry, LLC ; Term Loan
8.44%, 01/02/2031
(b),(f)
1,397 1,383
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.44%, 01/07/2031
(f)
414 410
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Force Electrical Buyerco , LLC ; Delayed Draw Term
Loan
8.14%-8.17%, 10/21/2032
(f)
60 59
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Force Electrical Buyerco , LLC ; Term Loan
8.17%, 10/21/2032
(f)
460 458
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Force Electrical Buyerco , LLC ; Revolver
10.11%, 10/21/2032
(f)
63 62
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 2,372
Enterprise Software & Services - 4.32%
Douglas Holdings, Inc. ; Term Loan
0.00%, PIK 9.44%; 08/27/2030
(f),(k)
1,182 1,177
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. ; Delayed Draw Term Loan
9.41%-9.44%, 08/27/2030
(f)
257 256
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. ; Synthetic PIK Delayed
Draw Term Loan
9.44%, PIK 0.00%; 08/27/2030
(f),(k)
145 146
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%

Consolidated Schedule of Investments
Principal Private Credit Fund
March 31, 2026
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Enterprise Software & Services (continued)
ES Ventures, LLC ; Term Loan
8.41%, 12/13/2028
(b),(f)
$ 1,021 $ 1,006
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.41%, 12/13/2028
(b),(f)
685 675
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
UKi Buyer LLC ; Term Loan
8.38%, 01/13/2032
(f)
2,056 2,025
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
$ 5,285
Environmental Control - 0.88%
Gold Medal Holdings Inc ; Term Loan
9.45%, 03/17/2027
(b),(f)
1,074 1,074
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Food - 4.72%
Cornhusker Buyer, Inc. ; Term Loan
8.32%, PIK 1.75%; 10/31/2028
(f),(k)
782 782
CME Term Secured Overnight Financing
Rate 3 Month + 6.40%
Costanzo's Bakery, LLC ; Term Loan
9.20%, 06/18/2027
(b),(f)
780 780
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Fiesta Purchaser Inc ; Term Loan B
6.42%, 02/12/2031 491 478
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Hill Country Dairies, Inc. ; Term Loan
8.69%, 08/01/2030
(b),(f)
1,529 1,532
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Hill Country Dairies, Inc. ; Delayed Draw Term
Loan
8.67%, 08/01/2030
(f)
71 71
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
KNPC Holdco, LLC ; Term Loan
9.29%, 10/22/2029
(b),(f)
1,260 1,260
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
10.55%, 10/22/2029
(b),(f)
205 205
CME Term Secured Overnight Financing
Rate 6 Month + 6.85%
Maldives Acquisition, LLC ; Term Loan
9.81%, 07/15/2028
(f)
659 657
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
$ 5,765
Healthcare - Services - 12.16%
Ally Medical Holdings, L.L.C. ; Term Loan
10.77%, 01/15/2030
(f)
1,312 1,286
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
IPC Pain Acquisition LLC ; Term Loan
9.20%, 05/19/2027
(f)
198 197
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
9.20%, 05/19/2027
(f)
413 411
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
LifePoint Health Inc ; Term Loan B
7.42%, 05/16/2031 244 244
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
North Haven USHC Acquisition, Inc. ; Term Loan
0.88%, PIK 8.33%; 10/29/2027
(b),(f),(k)
$ 716 $ 712
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
Orion Midco LLC ; Term Loan
8.94%, 05/21/2031
(b),(f)
2,071 2,085
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Pediatric Home Respiratory Services, LLC ; Term
Loan
9.12%, 12/23/2030
(f)
1,775 1,776
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
9.12%, 12/23/2030
(b),(f)
2,820 2,819
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
Pediatric Home Respiratory Services, LLC ;
Revolver
9.19%, 12/23/2030
(f)
62 62
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
SDG MGMT Company, LLC ; Term Loan
9.53%, 07/03/2028
(b),(f)
717 717
CME Term Secured Overnight Financing
Rate 3 Month + 5.85%
9.80%, 07/03/2028
(b),(f)
215 215
CME Term Secured Overnight Financing
Rate 3 Month + 6.10%
SSA Acquisition Holdco, LLC ; Term Loan
9.95%, 07/25/2029
(b),(f)
1,942 1,914
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
SSA Acquisition Holdco, LLC ; Revolver
9.95%, 07/25/2029
(f)
47 47
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
SSA Acquisition Holdco, LLC ; Delayed Draw Term
Loan
9.95%, 07/25/2029
(f)
1,174 1,157
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
9.95%, 07/25/2029
(f)
1,229 1,211
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
$ 14,853
Insurance - 0.18%
Asurion LLC ; Term Loan B4
9.05%, 01/20/2029 228 226
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Internet - 0.54%
iliad SA ; Term Loan
6.42%, 02/01/2029 665 660
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0.39%
Fertitta Entertainment LLC/NV ; Term Loan B
6.92%, 01/27/2029 491 481
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.01%
TK Elevator US Newco Inc ; Term Loan B
6.38%, 04/30/2030 15 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Consolidated Schedule of Investments
Principal Private Credit Fund
March 31, 2026
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.67%
Directv Financing LLC ; Tern Loan Extended
9.18%, 08/02/2029 $ 112 $ 112
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.17%, 02/15/2031 345 344
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.56%, 05/01/2029 421 368
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 824
Mining - 0.23%
Arsenal AIC Parent LLC ; Term Loan B
6.42%, 08/18/2030 285 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Oil & Gas Services - 0.34%
Deep Blue Operating I LLC ; Term Loan B
6.42%, 10/01/2032 420 421
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 2.57%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.92%, 03/26/2032 482 449
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Flexpak Investment Corp ; Term Loan
8.55%, 07/30/2027
(f)
278 278
CME Term Secured Overnight Financing
Rate 1 Month + 4.85%
Keg Logistics LLC ; Term Loan
10.23%, PIK 0.50%; 11/23/2027
(b),(f),(k)
1,943 1,943
CME Term Secured Overnight Financing
Rate 3 Month + 6.90%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.16%, 04/15/2030 495 477
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,147
Pharmaceuticals - 2.95%
1261229 BC Ltd ; Term Loan B
9.92%, 10/08/2030 900 868
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings LP ; Term Loan B
7.42%, 04/23/2031 493 489
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
KL Moon Acquisition, LLC ; Term Loan
10.85%, PIK 0.00%; 02/01/2029
(f),(k)
632 627
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Vert Markets LLC ; Term Loan
8.95%, 12/18/2029
(b),(f)
1,479 1,470
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Vert Markets LLC ; Revolver
8.92%, 12/18/2029
(f)
158 157
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 3,611
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.85%
KFC Holding Co ; Term Loan B
5.56%, 03/15/2028 $ 492 $ 492
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Michaels Cos Inc /The ; Term Loan B
8.67%, 02/18/2033 565 547
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 1,039
Software - 8.61%
CEV Multimedia, LLC ; Term Loan
10.05%, 12/27/2027
(b),(f)
240 240
CME Term Secured Overnight Financing
Rate 1 Month + 6.35%
Charles IT, LLC ; Term Loan
8.44%, 11/14/2030
(f)
1,492 1,461
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Charles IT, LLC ; Delayed Draw Term Loan
8.42%, 11/14/2030
(f)
794 778
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Cleartelligence , LLC ; Term Loan
9.70%, 07/10/2029
(f)
2,441 2,392
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cleartelligence , LLC ; Revolver
9.67%, 07/10/2029
(f)
61 59
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cloud Software Group Inc ; Term Loan B1
6.95%, 08/13/2032 499 455
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Global Precision Research, LLC ; Term Loan
8.19%, 10/28/2031
(f)
1,538 1,503
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Moonraker AcquisitionCo LLC ; Term Loan
9.45%, 08/04/2028
(b),(f)
798 798
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
PTS HoldCo , Inc. ; Term Loan
9.45%, 03/04/2031
(f)
2,880 2,829
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 10,515
Telecommunications - 1.88%
OptConnect Management, LLC ; Revolver
8.42%, 11/22/2028
(f)
37 37
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
OptConnect Management, LLC ; Term Loan
8.42%, 11/22/2028
(f)
1,764 1,746
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Zayo Group Holdings Inc ; PIK Term Loan
7.87%, PIK 0.50%; 03/11/2030
(k)
519 509
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 2,292
TOTAL SENIOR FLOATING RATE INTERESTS $ 130,136
Total Investments $ 142,372
Other Assets and Liabilities -  (16.47)% (20,171)
TOTAL NET ASSETS - 100.00% $ 122,201

Consolidated Schedule of Investments
Principal Private Credit Fund
March 31, 2026
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the Principal Private Credit Fund
(SPV), LLC (the "SPV"), which is a wholly-owned subsidiary of the Fund.
(c) All or a portion of this security is owned by the Principal Private Credit Fund
(Corp Blocker), LLC (the "Domestic Subsidiary"), which is a wholly-owned subsidiary of the Fund.
(d) All or a portion of this security is owned by the Principal Private Credit
Fund Lending Vehicle, LLC (the "Lending Vehicle"), which is a wholly-owned subsidiary of the Fund.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
( i ) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,168 or 5.05% of net assets.
(j) This Senior Floating Rate Note will settle after March 31, 2026, at which time the interest rate will be determined.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 59.07%
Industrial 18.47%
Technology 13.33%
Financial 7.38%
Communications 6.73%
Basic Materials 3.82%
Money Market Funds 2.85%
Consumer, Cyclical 2.11%
Utilities 1.72%
Energy 0.99%
Other Assets and Liabilities
(16.47)%
TOTAL NET ASSETS
100.00%
Affiliated Securities March 31, 2025 Purchases Sales March 31, 2026
Value Cost Proceeds Value
Principal Private Credit Fund Joint Venture, LLC $ — $ 1,239 $ — $ 1,246
$ — $ 1,239 $ — $ 1,246
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Private Credit Fund Joint Venture, LLC $ — $ — $ — $ 7
$ — $ — $ — $ 7
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advantage Surveillance, LLC 11/04/2025 $ 93 $ 89 0.07%
AKS Engineering Holdings LLC 01/07/2025 20 23 0.02%
APS Blackwater Holdings LLC 12/01/2025 194 184 0.14%
CIT Intermediate Holdco, Inc. 11/14/2025 46 44 0.04%
CPS Investors, LP 03/28/2025-05/30/2025 44 32 0.03%
CVS Parent Holdings LLC 02/06/2025 8 6 0.00%
CWC Fund I Co-Invest MFA LP 08/26/2025-03/12/2026 184 176 0.14%
Douglas Top Parent LLC 08/27/2024 20 17 0.01%
Mascarene VTC Investment 07/15/2025-11/25/2025 80 71 0.06%
Principal Private Credit Fund Joint Venture, LLC 02/17/2026-03/20/2026 1,240 1,246 1.02%
SENS Intermediate Holdings LLC 03/10/2025 80 106 0.09%
Warrior Ultimate Holdings LLC - Class A Common 12/30/2024 — — 0.00%
Warrior Ultimate Holdings LLC - Class A Preferred   0.00% 12/30/2024 39 42 0.03%
Total $ 2,036 1.65%
Amounts in thousands.

Glossary to the Schedule of Investments
March 31, 2026
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Consolidated Financial Highlights
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended March 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL PRIVATE CREDIT FUND
(b)
Class A shares
2026 $ 10 .21 $ 0 .67 $ 0 .02 $ 0 .69 ( $ 0 .73 ) $ – ( $ 0 .73 ) $ 10 .17
2025(e) 10 .16 0 .63 0 .01 0 .64 ( 0 .58 ) ( 0 .01 ) ( 0 .59 ) 10 .21
Class Y shares
2026 10 .24 0 .76 ( 0 .01 ) 0 .75 ( 0 .73 ) – ( 0 .73 ) 10 .26
2025(e) 10 .16 0 .67 0 .01 0 .68 ( 0 .59 ) ( 0 .01 ) ( 0 .60 ) 10 .24
Institutional shares
2026 10 .23 0 .73 ( 0 .01 ) 0 .72 ( 0 .73 ) – ( 0 .73 ) 10 .22
2025(e) 10 .16 0 .66 – 0 .66 ( 0 .58 ) ( 0 .01 ) ( 0 .59 ) 10 .23

Consolidated Financial Highlights (Continued)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .95% (c) $ 12 3 .07% (d) 2 .60% (d) 6 .51% 19 .9%
6 .37 (c) ,(f) 11 2 .61 (d) ,(g) 2 .60 (d) ,(g) 7 .46 (g) 15 .3 (g)
7 .55 119,599 2 .44 (d) 2 .10 (d) 7 .35 19 .9
6 .74 (f) 92,143 2 .11 (d) ,(g) 2 .10 (d) ,(g) 7 .82 (g) 15 .3 (g)
7 .26 2,590 2 .92 (d) 2 .30 (d) 7 .10 19 .9
6 .54 (f) 11 2 .31 (d) ,(g) 2 .30 (d) ,(g) 7 .77 (g) 15 .3 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Effective June 30, 2025, Principal Private Credit Fund I changed its name to Principal Private Credit Fund.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Subject to Manager's contractual expense limit.
(e) Period from June 3, 2024, date operations commenced, through March 31, 2025.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Principal Private Credit Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Principal Private Credit Fund, formerly known as Principal Private
Credit Fund I (the “Fund”), including the consolidated schedule of investments, as of March 31, 2026, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statement of changes in net assets and the consolidated financial highlights for the year ended March
31, 2026 and the period from June 3, 2024, the effective date of the Fund’s registration statement on Form N-2, through March 31, 2025, and the related notes
(collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at March 31, 2026, the consolidated results of its operations and its cash flows for the year then ended, the consolidated changes in its net assets and its consolidated financial highlights for the year ended March 31, 2026 and the period from June 3, 2024, the effective date of the Fund’s registration statement on Form N-2, through
March 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and
are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, agent banks, brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
May 22, 2026

Shareholder Expense Example
Principal Private Credit Fund
March 31, 2026 (unaudited)

As a shareholder of Principal Private Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses.
In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal
Private Credit Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2025 to March
31, 2026 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
October 1, 2025
Ending Account
Value
March 31, 2026
Expenses Paid
During Period
October 1,
2025 to March
31, 2026
(a)
Beginning
Account Value
October 1, 2025
Ending Account
Value
March 31, 2026
Expenses Paid
During Period
October 1,
2025 to March
31, 2026
(a)
Annualized
Expense
Ratio
Principal Private Credit Fund
Class A $ 1,000.00 $ 1,028.35 $ 15.58 $ 1,000.00 $ 1,009.57 $ 15.43 3.08%
Class Y 1,000.00 1,031.28 13.37 1,000.00 1,011.77 13.24 2.64
Institutional 1,000.00 1,029.40 15.18 1,000.00 1,009.97 15.03 3.00
Principal Private Credit Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,028.35 13.15 1,000.00 1,011.97 13.04 2.60
Class Y 1,000.00 1,031.28 10.64 1,000.00 1,014.46 10.55 2.10
Institutional 1,000.00 1,029.40 11.64 1,000.00 1,013.46 11.55 2.30
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Principal Private Credit Fund
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, Principal Private Credit Fund made distributions for the months of December and March for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of this month end, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Fund will not be available until the end of the Fund’s fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
December 2025
Fund Net Income Realized Gain Capital Sources
Principal Private Credit Fund 95.46% 1.90% 2.64%
March 2026
Fund Net Income Realized Gain Capital Sources
Principal Private Credit Fund 98.43% 1.57% 0.00%

FUND BOARD OF TRUSTEES AND OFFICERS
The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of
1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the
Boards of the following investment companies: Principal Private Credit Fund and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board
Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. The Board elects officers to supervise the day-to-day operations of the Fund Complex.
INDEPENDENT BOARD MEMBERS
INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Danielle E. Davis
Board Member since 2024
1981
Member, Audit Committee
Chair, Nominating and Governance Committee
Head of Corporate Development and Strategy,
Chainalysis (blockchain data company) since 2022
Managing Director and Chief M&A Counsel, S&P
Global (formerly, IHS Markit) (financial information
company) (2018-2022)
2 None
Shane C. Goodwin
Board Member since 2024
1968
Chair, Audit Committee
Member, Nominating and Governance
Committee
Associate Dean & Professor, Cox School of
Business at Southern Methodist University since
2018
Managing Director, The Center for Global
Enterprise (research and analytics) (2017-2023)
2 None
James E. Stueve
Lead Independent Board Member since 2024
Board Member since 2024
1964
Member, Audit Committee
Member, Nominating and Governance
Committee
Owner, Stueve Insights LLC (consulting services)
since 2018
2 None
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Barbara Wenig Principal Financial Group* 2 None
Chair and Board Member since 2024
Chief Executive Officer and President (since
2024)
1972
Executive Managing Director – Chief Business
Officer (since 2025)
Executive Managing Director – Global Head
of Operations and Services – Principal Asset
Management
~
SM
(2021-2024)
Neuberger Berman
Managing Director
(2008-2021)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
George Djurasovic Principal Financial Group*
Vice President and General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management
~
SM
(since 2022)
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1963
Assistant General Counsel (since 2025)
Counsel (since 2021-2025)
Transamerica
Tax Counsel (2016-2021)
Megan Hoffmann Principal Financial Group*
Vice President and Treasurer
Des Moines, IA 50392
1979
Vice President and Controller (2021-2025)
Senior Director – Fund Accounting and
Administration (since 2025)
Senior Director – Fund Administration (2024)
Director – Accounting (2020-2024)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary (2018-
2023)
Assistant General Counsel (since 2025)
Counsel (2018-2025)
Ann Meiners Principal Financial Group*
Vice President and Assistant Treasurer
Des Moines, IA 50392
1977
Vice President and Assistant Controller (2025)
Director – Fund Accounting (since 2024)
Assistant Director – Fund Accounting (2017-2024)
David P. Michalik Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1991
Counsel (since 2025)
The Northern Trust Company
Second Vice President (2019-2025)
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Director– Compliance (since 2024)
Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks Principal Financial Group*
Vice President and Assistant Treasurer
Des Moines, IA 50392
1983
Vice President and Assistant Controller (2021-2025)
Senior Director – Fund Tax (since 2024)
Director – Accounting (2019-2024)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary (2022-
2023)
Counsel (since 2022)
The Northern Trust Company
Vice President (2019-2022)
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Head of Fund Services
(since 2024)
Managing Director – Global Funds Ops (2021-2024)
Director - Accounting (2015-2021)
Teri R. Root Principal Financial Group*
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds (since 2018)
Vice President (since 2015)

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC, an affiliated entity of PGI that is the payroll employer of the Interested
Board Member and Fund Complex Officers.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://investors.principal.com/documents-charters. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an
“interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated June 30, 2025 (and as supplemented). These documents may be obtained free of charge by writing Principal Private Credit Fund, P.O. Box 219971, Kansas City, MO
64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/IntervalProspectuses .
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary (since 2021)
Chief Financial Officer – Funds/Platforms (2015-
2021)
Adam U. Shaikh Principal Financial Group*
Vice President and Assistant General Counsel,
and Assistant Secretary
Des Moines, IA 50392
1972
Assistant Counsel (2006-2023)
Associate General Counsel (since 2024)
Assistant General Counsel (2018-2024)
John L. Sullivan Principal Financial Group*
Counsel and Secretary
Des Moines, IA 50392
1970
Counsel and Assistant Secretary (2023-2024)
Assistant Counsel and Assistant Secretary (2019-
2023)
Assistant General Counsel (since 2023)
Counsel (2019-2023)
Jared A. Yepsen Principal Financial Group*
Tax Counsel
Des Moines, IA 50392
1981
Assistant Tax Counsel (2017-2025)
Assistant General Counsel (since 2023)
Counsel (2015-2023)

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Federal Income Tax Information
Principal Private Credit Fund
March 31, 2026 (unaudited)

Long-Term Capital Gain Dividends. The Fund distributed long-term capital gain dividends during the fiscal year ended March 31, 2026 .
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, the Fund may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the Fund designates the following as a percentage of taxable ordinary income distributions* (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2025 :
* For purposes of calculating DRD, "ordinary income distributions" includes ordinary dividend income distribution, short term capital gains distribution, and the foreign tax paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2025 :
Section 163(j) Interest Dividends. The Fund intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2025 :
In early 2026 , if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A, if applicable, for the distribution paid to them by the Fund during the calendar year 2025 via Form 1099.
The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026 .
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV you will receive from the
Fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/tax-center
Please consult your tax advisor if you have any questions.
DRD
Principal Private Credit Fund 0.00%
QDI
Principal Private Credit Fund 0.00%
163(j) Interest
Dividends
Principal Private Credit Fund 94.68%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Private
Credit Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2026 Principal Financial Services, Inc. | INF104AR-01 | 03/2026 | 4312610

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 19(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Shane Goodwin, a member of the Registrant’s Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

March 31, 2026 - $133,288
March 31, 2025 - $165,639

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-2. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

March 31, 2026 - $0
March 31, 2025 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

March 31, 2026 - $39,322
March 31, 2025 - $12,756

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy
on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Trustees of the Principal Private Credit Fund I, Principal Real Asset Fund, and any other registered closed‑end investment companies that the Board of Trustees oversees (the “Funds”).

1.

The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Board of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•

Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.

(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence, a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services. For all non-audit services, including tax services, the primary independent auditor will perform assessment of the potential effects of such services on the audit firm’s independence and provide the Committee in writing, its conclusion that the threat created by the level of non-audit services is deemed to be at an acceptable level.

In considering whether to grant pre-approval and pre-concurrence with respect to  the primary independent auditor’s provision of non-audit services, the Committee (or the delegated members(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated members(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.

The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.

Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.

The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Board of the Funds who are not also officers or otherwise “interested persons” (as defined by the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of the Funds on June 17, 2025).

(e) (2) Pre-Approval Waivers.
There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

March 31, 2026 - $246,551
March 31, 2025 - $225,575

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence and notes there were no fees requiring such consideration.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Not applicable.

(b) Not applicable.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Not applicable.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Below are copies of the Registrant’s proxy voting policies and procedures, which consist of the proxy voting policies and procedures of the Registrant’s adviser, Principal Global Investors, LLC (“PGI”), and its sub-advisers.

Proxy Voting Policies and Procedures
Principal Private Credit Fund
Principal Real Asset Fund
(Closed-End Interval Funds)

It is the Interval Funds’ policy to delegate authority to its adviser or sub-adviser, as appropriate, to vote proxy ballots relating to the Funds’ portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.

The adviser or sub-adviser must provide, on a quarterly basis:

1. Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and

2. Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.

The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:

1. Identification of the issuer of the security;
2. Exchange ticker symbol of the security;
3. CUSIP number of the security;
4. The date of the shareholder meeting;
5. A brief description of the subject of the vote;
6. Whether the proposal was put forward by the issuer or a shareholder;
7. Whether and how the vote was cast; and
8. Whether the vote was cast for or against management of the issuer.

Principal Global Investors, LLC
Proxy Voting Policy

Introduction
Principal Global Investors, LLC
[1]
 (doing business as Principal Asset Management) is an investment adviser registered with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Investment Advisers Act of 1940 (the "Advisers Act"). As a registered investment adviser, Principal Asset Management has a fiduciary duty to act in the best interests of its clients. Principal Asset Management recognizes that this duty requires it to vote client securities, for which it has voting power on the applicable record date, in a timely manner and make voting decisions that are in the best interests of its clients. This document, the Principal Asset Management Proxy Voting Policies and Procedures (the "Policy"), is intended to comply with the requirements of the Investment Advisers Act of 1940, the Investment Company Act of 1940 and the Employee Retirement Income Security Act of 1974 applicable to the voting of the proxies of both US and non-US issuers on behalf of clients of Principal Asset Management who have delegated such authority and discretion.

Relationship between Investment Strategy, Sustainable Investing, and Proxy Voting
Principal Asset Management has a fiduciary duty to make investment decisions that are in its clients' best interests by maximizing the value of their shares. Proxy voting is an important part of this process through which Principal Asset Management can support strong corporate governance structures, shareholder rights, and transparency. Principal Asset Management also believes a company’s positive environmental and social practices may reduce risk and, in turn, influence the value of a company. Principal Asset Management may take these factors into consideration, alongside other non-sustainability factors, when voting proxies in its effort to seek the best economic outcome for its clients. Shareholder proposals often address matters that are in direct conflict with the opinions of company management. As a result, we believe additional scrutiny is required and, therefore, all shareholder proposals are escalated to the investment teams for a final voting decision.

ROLES AND RESPONSIBILITIES

Role of the Proxy Voting Committee
Principal Asset Management's Proxy Voting Committee (the "Proxy Voting Committee") shall (i) oversee the voting of proxies and the Proxy Advisory Firm, (ii) where necessary, make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Policy, (iv) review the business practices of the Proxy Advisory Firm and (v) evaluate, maintain, and review the Policy on an annual basis. The Proxy Voting Committee is comprised of representatives of each investment team and a representative from Principal Asset Management Risk, Legal, Operations, and Compliance will be available to advise the Proxy Voting Committee but are non-voting members. The Proxy Voting Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Policy and may designate personnel to instruct the vote on proxies on behalf the Principal Asset Management clients (collectively, "Authorized Persons").

The Proxy Voting Committee shall meet at least four times per year, and as necessary to address special situations.

Role of Portfolio Management
While the Proxy Voting Committee establishes the Guidelines and Procedures, the Proxy Voting Committee does not direct votes for any client except in certain cases where a conflict of interest exists. Each investment team is responsible for determining how to vote proxies for those securities held in the portfolios their team manages. While investment teams generally vote consistently with the Guidelines, there may be instances where their vote deviates from the Guidelines. In those circumstances, the investment team will work within the Exception Process. In some instances, the same security may be held by more than one investment team. In these cases, Principal Asset Management may vote differently on the same matter for different accounts as determined by each investment team.

Proxy Voting Guidelines
The Proxy Voting Committee and Chief Investment Officer, on an annual basis, or more frequently as needed, will establish a working group to review draft proxy voting guidelines recommended to the Committee (“Draft Guidelines”). The Guidelines Working Group will collect feedback and propose Draft Guidelines for adoption by the Committee. Each investment team maintains autonomy to select the most correlated Guidelines for their strategies. Collectively, these guidelines will constitute the current Proxy Voting Guidelines of Principal Asset Management and may change from time to time (the “Guidelines”). The Proxy Voting Committee has the obligation to determine that, in general, voting proxies pursuant to the Guidelines is in the best interests of clients. Exhibit A (Proxy Voting Philosophy Summary) provides an overview of our current philosophy underlying our three core Guidelines; Base, Sustainable and Board Aligned. Full overviews of each of these custom Guidelines are maintained and available.

There may be instances where proxy votes will not be in accordance with the Guidelines. Clients may instruct Principal Asset Management to utilize a different set of guidelines, request specific deviations, or directly assume responsibility for the voting of proxies. In addition, Principal Asset Management may deviate from the Guidelines on an exception basis if the investment team or Principal Asset Management has determined that it is the best interest of clients in a particular strategy to do so, or where the Guidelines do not direct a particular response and instead list relevant factors. Any such a deviation will comply with the Exception Process which shall include a written record setting out the rationale for the deviation.

The subject of the proxy vote may not be covered in the Guidelines. In situations where the Guidelines do not provide a position, Principal Asset Management will consider the relevant facts and circumstances of a particular vote and then vote in a manner Principal Asset Management believes to be in the clients’ bests interests. In such circumstance, the analysis will be documented in writing and periodically presented to the Proxy Voting Committee. To the extent that the Guidelines do not cover potential voting issues, Principal Asset Management may consider the spirit of the Guidelines and instruct the vote on such issues believed to be in the best interests of the client.

Use of Proxy Advisory Firms
Principal Asset Management has retained one or more third-party proxy service provider(s) (the "Proxy Advisory Firm") to provide recommendations for proxy voting guidelines, information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom Principal Asset Management has proxy voting responsibility, and provide reports concerning the proxies voted ("Proxy Voting Services"). Although Principal Asset Management has retained the Proxy Advisory Firm for Proxy Voting Services, the entity remains responsible for proxy voting decisions. Principal Asset Management has designed the Policy to oversee and evaluate the Proxy Advisory Firm, including with respect to the matters described below, to support its voting in accordance with this Policy.

Oversight of Proxy Advisory Firms
Prior to the selection of any new Proxy Advisory Firm and annually thereafter or more frequently if deemed necessary by Principal Asset Management, the Proxy Voting Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of Principal Asset Management's clients, and consistent with its voting policies. Such considerations may include, depending on the Proxy Voting Services provided, the following: (i) periodic sampling of votes pre populated by the Proxy Advisory Firm's systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by Principal Asset Management are being followed; (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to Principal Asset Management; (iii) a review of those aspects of the Proxy Advisory Firm's policies, procedures, and methodologies for formulating voting recommendations that Principal Asset Management considers material to Proxy Voting Services, including factors considered, with a particular focus on those relating to identifying, addressing, and disclosing potential conflicts of interest (including potential conflicts related to the provision of Proxy Voting Services, activities other than Proxy Voting Services, and those presented by affiliation such as a controlling shareholder of the Proxy Advisory Firm) and monitoring that materially current, accurate, and complete information is used in creating recommendations and research; (iv) requiring the Proxy Advisory Firm to notify Principal Asset Management if there is a substantive change in the Proxy Advisory Firm's policies and procedures or otherwise to business practices, including with respect to conflicts, information gathering and creating voting recommendations and research, and reviewing any such change(s); (v) a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, issuers, the Proxy Advisory Firm's clients and other third-party information sources; (vi) assessing how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; (vii) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken; and (viii) assessing whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process. In evaluating the Proxy Advisory Firm, Principal Asset Management may also consider the adequacy and quality of the Proxy Advisory Firm's staffing, personnel, and/or technology.

Procedures for Voting Proxies
To increase the efficiency of the voting process, Principal Asset Management utilizes the Proxy Advisory Firm to act as its voting agent for its clients' holdings. Issuers initially send proxy information to the clients' custodians.

Principal Asset Management instructs these custodians to direct proxy related materials to the Proxy Advisory Firm. The Proxy Advisory Firm provides Principal Asset Management with research related to each resolution. Principal Asset Management analyzes relevant proxy materials on behalf of their clients and seeks to instruct the vote (or refrain from voting) in accordance with the Guidelines. A client may direct Principal Asset Management to vote for such client's account differently than what would occur in applying the Policy and the Guidelines. Principal Asset Management may also agree to follow a client's individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations. Principal Asset Management seeks to vote (or refrain from voting) proxies for its clients in a manner determined to be in their best interests, which may include both considering both the effect on the value of the client's investments and ESG factors. In some cases, Principal Asset Management may determine that it is in the best interests of clients to refrain from exercising the clients' proxy voting rights. Principal Asset Management may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Principal Asset Management, exceed the expected benefits of voting to the client.

Procedures for Proxy Issues within the Guidelines
Where the Guidelines address the proxy matter being voted on, the Proxy Advisor Firm will generally process all proxy votes in accordance with the Guidelines. The applicable investment team may provide instructions to vote contrary to the Guidelines in their discretion and with sufficient rationale documented in writing to seek to maximize the value of the client's investments or is otherwise in the client's best interest. This rationale will be submitted to Principal Asset Management Compliance to approve and once approved, is administered by Principal Asset Management Operations. This process will follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which Principal Asset Management exercises voting authority. In certain cases, a client may have elected to have Principal Asset Management administer a custom policy which is unique to the Client. If Principal Asset Management is also responsible for the administration of such a policy, in general, except for the specific policy differences, the procedures documented here will also be applicable, excluding reporting and disclosure procedures.

Procedures for Proxy Issues Outside the Guidelines
To the extent that the Guidelines do not cover potential voting issues, the Proxy Advisory Firm will seek direction from Principal Asset Management. Principal Asset Management may consider the spirit of the Guidelines and instruct the vote on such issues in a manner believed to be in the best interests of the client. Although this not an exception to the Guidelines, this process will also follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which Principal Asset Management exercises voting discretion, which shall include instances where issues fall outside the Guidelines.

Securities Lending
Some clients may have entered into securities lending arrangements with agent lenders to generate additional revenue. If a client participates in such lending, the client will need to inform Principal Asset Management as part of their contract with Principal Asset Management if they require Principal Asset Management to take actions in regard to voting securities that have been lent. If not commemorated in such agreement nor dictated by regulatory requirements, Principal Asset Management will not recall securities and, as such, they will not have an obligation to direct the proxy voting of lent securities.

In the case of lending, Principal Asset Management maintains one share for each company security out on loan by the client. Principal Asset Management will vote the remaining share in these circumstances.

In cases where Principal Asset Management does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Principal Asset Management) prior to the proxy voting deadline, Principal Asset Management or the Proxy Advisory Firm may be unable to vote.

Regional Variances in Proxy Voting
Principal Asset Management utilizes the Policy and Guidelines for both US and non-US clients, and there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company's shareholders.

With respect to non-U.S. companies, we make reasonable efforts to vote most proxies and follow a similar process to those in the U.S. However, in some cases it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. In certain instances, it may be determined by Principal Asset Management that the anticipated economic benefit outweighs the expected cost of voting. Principal Asset Management intends to make their determination on whether to vote proxies of non-U.S. companies on a case-by case basis. In doing so, Principal Asset Management shall evaluate market requirements and impediments, including the difficulties set forth above, for voting proxies of companies in each country. Principal Asset Management periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect Principal Asset Management's determinations and procedures.

Conflicts of Interest
Principal Asset Management recognizes that, from time to time, potential conflicts of interest may exist. In order to avoid any perceived or actual conflict of interest, the procedures set forth below have been established for use when Principal Asset Management encounters a potential conflict to ensure that its voting decisions are based on maximizing shareholder value and are not the product of a conflict.

Addressing Conflicts of Interest - Exception Process
Prior to voting contrary to the Guidelines, the relevant investment team must complete and submit a report to Principal Asset Management Compliance setting out the name of the security, the issue up for vote, a summary of the Guidelines' recommendation, the vote changes requested and the rational for voting against the Guidelines' recommendation. The member of the investment team requesting the exception must attest to compliance with Principal's Code of Conduct and has an affirmative obligation to disclose any known personal or business relationship that could affect the voting of the applicable proxy. Principal Asset Management Compliance will approve or deny the exception in consultation, if deemed necessary, with the Legal.

If Principal Asset Management Compliance determines that no potential material conflict exists, the Guidelines may be overridden. If Principal Asset Management Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee. The Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual material conflict and decide by a majority vote as to how to vote the proxy - i.e., whether to permit or deny the exception.

In considering the proxy vote and potential material conflict of interest, the Proxy Voting Committee may review the following factors:

•

The percentage of outstanding securities of the issuer held on behalf of clients by Principal Asset Management;
•

The nature of the relationship of the issuer with Principal Asset Management, its affiliates, or its executive officers;
•

Whether there has been any attempt to directly or indirectly influence the investment team's decision;
•

Whether the direction of the proposed vote would appear to benefit Principal Asset Management or a related party; and/or
•

Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.
To further address potential conflicts of interest for any proxy votes specific to Principal Financial Group common stock, the exception process is not applicable. In the case of any proprietary electronically traded funds ("ETF"s), mutual funds or other comingled proprietary vehicles, PGI will vote in the same proportion as all other voting shareholders of the underlying fund/vehicle, which is referred to as echo voting, and the exception process is not applicable If echo voting is not available or operationally feasible, PGI may abstain from voting.

In the event that the Proxy Advisor Firm itself has a conflict and thus is unable to provide a recommendation, the investment team may vote in accordance with the recommendation of another independent service provider, if available. If a recommendation from an independent service provider other than the Proxy Advisor Firm is not available, the investment team will follow the Exception Process. Principal Asset Management Compliance will review the form and if it determines that there is no potential material conflict mandating a voting recommendation from the Proxy Voting Committee, the investment team may instruct the Proxy Advisory Firm to vote the proxy issue as it determines is in the best interest of clients. If Principal Asset Management Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration as outlined above.

Availability of Proxy Voting Information and Recordkeeping

Disclosure
Principal Asset Management publicly discloses on our website Principal Asset Management Vote Disclosure. The interactive voting dashboard, allows for dynamic disclosure of the manner in which votes were cast, including details related to (i) votes against management, (ii) abstentions, (iii) vote rationale, and (iii) voting metrics. For more information, Clients may contact Principal Asset Management for details related to how Principal Asset Management has voted with respect to securities held in the Client's account. On request, Principal Asset Management will provide clients with a summary of Principal Asset Management's proxy voting guidelines, process, and policies and will inform the clients how they can obtain a copy of the complete Proxy Voting Policies and Procedures upon request. Principal Asset Management will also include such information described in the preceding two sentences in Part 2A of its Form ADV.

Recordkeeping
Principal Asset Management will keep records of the following items: (i) the Guidelines; (ii) the Proxy Voting Policies and Procedures; (iii) proxy statements received regarding client securities (unless such statements are available on the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iv) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (v) records of written client requests for proxy voting information and responses from Principal Asset Management (whether a client's request was oral or in writing); (vi) any documents prepared by Principal Asset Management that were material to making a decision how to vote, or that memorialized the basis for the decision; (vii) a record of any testing conducted on any Proxy Advisory Firm's votes; (viii) materials collected and reviewed by Principal Asset Management as part of its due diligence of the Proxy Advisory Firm; (ix) a copy of each version of the Proxy Advisory Firm's policies and procedures provided to Principal Asset Management; and (x) the minutes of the Proxy Voting Committee meetings. All of the records referenced above will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six years. If the local regulation requires that records are kept for more than six years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

APPENDIX

Proxy Voting Philosophy
Principal Asset Management’s Proxy Voting Philosophy is built on an unwavering commitment of creating long-term value for our shareholders and investing in businesses sharing this commitment. While we think setting and executing corporate policies should generally rest with a company’s board of directors and executive management, we also think shareholders play a critical role in holding these parties accountable. We take this responsibility seriously. Our policy is implemented globally, taking into consideration the relevant legal and regulatory requirements in each region.

Our philosophy is structured around four key themes:
•

Board Structure and Composition
•

Board Oversight of Risk and Strategy
•

Board Oversight of Executive Selection and Compensation
•

Shareholder Rights and Protections

The positions described below should be understood as principles underlying our general philosophy and not as strict requirements to be followed with respect to each and every proxy vote.

Board Structure, Composition, and Accountability
The philosophy of our active investment teams: Our clients, as shareholders, own the corporation. Boards of directors are accountable to them. Corporate management, in turn, is accountable to its board. As investors, we need to be comfortable delegating trust and responsibility to these parties – and these parties should have the appropriate discretion to manage a company’s affairs with an awareness of the company’s particular circumstances. We guide our proxy voting in this area to help ensure our clients are invested in companies with trustworthy and effective boards. Examples of relevant principals underlying this philosophy include but are not limited to:
•

Independence – A majority of board members are expected to be substantially independent from the company – not company executives, not key customers or suppliers, and not executives who sit on one another’s boards. Non-independent board members should be prohibited from serving on key board committees such as audit, compensation, nominating and governance. In addition, board leadership should be independent of company management either through an independent chair or lead independent director with sufficient authority.
•

Board composition and selection – A board must possess the fully array of skills and experience necessary to oversee and guide the company it serves. We expect boards to curate an inventory of necessary skills and experiences and ensure full representation across the board. For new board members, boards should recruit unbiased slates of candidates who reflect the skills needed by the board.
•

Board size – A board should bring a wide range of relevant perspectives, incorporate skills aligning with business needs, and include enough members to ensure sufficient levels of independence for key committees.
•

Capacity and commitments of board members – Board members should demonstrate a capacity to fulfill their roles and a commitment to the responsible discharge of their duties. This includes attendance of at least 75% of board meetings and participation in no more than four other public company boards.
•

Accountability – As shareholder representatives, board members should be held to a high standard with their performance assessed on a regular basis. As such, shareholders should have the right to vote on the entire slate of directors on an annual basis.

Board Oversight of Risk and Strategy
The philosophy of our active investment teams: The oversight, guidance, and support a board of directors provides to a management team is critical to the execution of its long-term corporate strategy and ultimately, the creation of shareholder value. We expect boards to assist in identifying material risks to the company’s strategy, disclosure practices, and execution and to provide risk mitigation insight and monitoring. Examples of relevant principles underlying this philosophy include but are not limited to:
•

Capital Structure – Increases in authorized shares outstanding are generally accepted if the proposed authorization results in an increase in shares authorized of 10% or less over a 2-year period. Proposals to create, modify, or issue common and preferred stock are generally accepted if the rights of the issuance are not superior to the rights of the current shareholders, subject to the principal that the authorization increase is limited to 10% of less over a 2-year period.
•

Mergers and Acquisitions – We expect boards to actively review potential targets and offers, assessing all such activities with shareholder value creation as the primary consideration. As investors, we recognize all merger and acquisition proposals are unique and should be assessed on their individual merit, including the deal premium, strategic rationale and possibility of competing offers.
•

Auditors – A board of directors should oversee the company’s third-party auditor to ensure an independent and accurate assessment of the company’s financial position is being portrayed. This should include a regular review of auditor qualifications, independence and competency.
•

Climate Reporting – We expect boards and managements to assess financially material climate risks to the business and, when relevant, provide the disclosure necessary for a reasonable investor to make informed decisions regarding potential impacts upon shareholder value.

Board Oversight of Executive Selection and Compensation
The philosophy of our active investment teams: A key aspect of a board of directors’ governance responsibility is the support, selection and assessment of the management team. Boards should hold executives to clear value creation and be willing to make changes to management when shareholder value creation falls short of reasonable potential. Boards should also create and maintain formal succession plans to ensure continuity and minimize key person risk. Examples of relevant principles underlying this philosophy include but are not limited to:
•

Executive Pay – A board should have a clear philosophy on executive pay and maintain an independent compensation committee focused on attracting and retaining executives who will drive shareholder value over time. Executives’ pay and long-term performance should align executives with shareholders through measures of financial performance relative to financial targets aligned with value generation, and the performance of relevant peers. Likewise, we expect the board of directors to be aligned with shareholders through financial incentives and share ownership.
•

Stock Based Compensation – We support the use of share-based incentive plans intended to increase the share ownership by management and align shareholder interests with management. Such plans should take into consideration the dollar cost of the plans to shareholders and the appropriateness of financial targets included in the plans. However, we believe that retroactive re-pricing of underwater options is indicative of poor corporate governance and will generally vote in opposition to a repricing scheme.
•

Say on Pay Frequency – In order to ensure alignment between pay and performance, we support annual advisory votes to approve executive compensation.
•

Executive Selection and Succession – We expect a board of directors to carry out a thorough executive selection process considering a range of qualified candidates with a variety of skills and backgrounds. It is ultimately the responsibility of a board to select the candidate they think will best generate long-term value for shareholders.

Shareholder Rights and Protections
The philosophy of our active investment teams: As investors, we view the protection of shareholder rights as integral to proper corporate governance and think major corporate changes require prior shareholder approval. We also recognize there are costs associated with shareholder proposals and think ownership thresholds are appropriate in many circumstances. We oppose all structural impediments to increasing shareholder value. Examples of relevant principles underlying this philosophy include but are not limited to:
•

Shareholder Rights Plans “Poison Pills” – We generally oppose the use of poison pills unless a “pill” is approved by shareholders and does not hamper value creation.
•

Supermajority Voting – A majority vote of shareholders should be sufficient to approve items such as bylaws and acquisitions. Supermajority requirements have the potential to erode the rights of minority shareholders and are viewed negatively.
•

Unequal Voting Rights – We support equal voting rights and think voting power should be allocated in direct proportion to the shareholders’ equity ownership. Accordingly, we believe that dual share classes generally present more disadvantages than advantages to long-term investors and will generally vote against proposals to create or continue such structures. Notable exceptions include Real Estate Investment Trusts.
•

Shareholder Rights – We think shareholders generally have the right to nominate directors, call special meetings and act without holding a meeting in certain circumstances. However, we also recognize there is potential for abuse and therefore support reasonable ownership thresholds.
•

Capital Structure – The decision to issue or repurchase stock, issue debt or split shares is made by a board presumably with the intent of improving the overall capital structure, investing in growth, reaching a broader investment audience, enhancing shareholder value, and/or managing challenging liquidity/leverage circumstances. As such, we review these decisions on a case-by-case basis taking into consideration the degree of dilution and impact on liquidity. Proposals to create, modify or issue common and preferred stock are generally accepted if the rights of the issuance are not superior to the rights of current shareholders subject to the principal that an authorization increase is limited to 10% or less over a 2-year period.

A Note on Shareholder Proposals
Shareholder Proposals are often company specific making a one-size fits all approach to voting suboptimal. For that reason, shareholder proposals are escalated to the active investment teams for case-by-case analysis and decision making. Voting decisions are made by weighing the financial materiality of the proposal against any opposing rationale from company management, with the ultimate determination driven by the economic best interest of shareholders. While votes are generally cast consistently across the investment teams, there may be situations where portfolio managers holding the same security disagree on what is in the best interests of their shareholders.

Passive Strategy Voting
Our passively managed strategies follow the same voting philosophy as our actively managed strategies. In the absence of a determination by our active investment teams, our passive strategies will typically vote in alignment with management. We think managements and boards of directors should have comprehensive insights into the company's long-term strategy and operations. This insight puts them in a sound position to determine the financial materiality of proposals and their alignment with the economic interest of shareholders in the absence of an evaluation by our active teams.

We execute this philosophy through our Proxy Voting Guidelines as overseen by our Proxy Voting committee. Strategies are aligned to one of our custom Guidelines - Base, Sustainable and Board Aligned. We provide clients with transparency into our voting history and rationale via our interactive website. In most strategies, clients may also choose to vote their own shares or request a custom set of vote guidelines aligning with their own specific requirements.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest.
Information in this section is as of March 31, 2026, unless otherwise noted.
(a)(1)
Matt Darrah
has served as portfolio manager for the Fund since its launch in 2024. He leads the Underwriting Team for Principal’s Direct Lending strategy with responsibility for the team’s underwriting philosophy and processes, as well as overseeing the underwriting of new direct loan investment opportunities. Mr. Darrah is a member of the Direct Lending Investment Committee and has been with PGI since 2020. He has 15 years of experience in direct lending, having previously started the strategy for Capital Southwest, a publicly traded, lower middle market business development company, and also as Portfolio Manager of the leveraged loan strategy for Petrus Asset Management, the primary investment vehicle for Ross Perot and his family. Mr. Darrah received a bachelor’s degree in Finance from Southern Methodist University.
Tim Warrick
has served as portfolio manager for the Fund since its launch in 2024. He has been with Principal for over 30 years and leads its Direct Lending business and is the Portfolio Manager for the strategy. Mr. Warrick is a member of the Direct Lending Investment Committee. He has spent much of his career managing corporate and U.S. core plus portfolios and continues to manage select portfolios in these strategies. Mr. Warrick previously served as Portfolio Management Team Leader with responsibility for overseeing portfolio management functions for all total return fixed income products. He also oversaw the corporate trading desk, was one of the first Portfolio Managers for Principal’s general account and began his career at Principal as a fixed income credit analyst focused on both private and public credit. In addition to his responsibilities with the firm, Mr. Warrick also spent two years with ReliaStar Investment Research, Inc., where he was an Analyst for multiple sectors, including mezzanine debt, leveraged bank loans, corporate bonds and asset-backed securities. Mr. Warrick received an MBA from Drake University and a bachelor’s degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

(a)(2)
The following table provides information relating to other accounts managed by the Registrant’s portfolio managers disclosed in (a)(1).
	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that Base the Advisory Fee on Performance	Total Assets of the Accounts that Base the Advisory Fee on Performance
Matt Darrah: Principal Private Credit Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	11	$710.8 million	1	$96.2 million
Other accounts	1	$77.8 million	0	$0
Tim Warrick: Principal Private Credit Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	11	$710.8 million	1	$96.2 million
Other accounts	1	$77.8 million	0	$0
Conflicts of Interest
Portfolio managers at PGI typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts, and separate accounts (assets managed on behalf of pension funds, foundations, and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities, and the aggregation and allocation of trades. PGI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, PGI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.
(a)(3)
PGI offers the Fund's investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for the Fund's investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan are delivered in cash or as a combination of cash and deferred compensation . The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation will be deferred into one or any combination of the following vehicles: cash, Principal Financial Group (“PFG”) restricted stock units, and/or deferred cash. All payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives, alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Finally, PGI may offer certain investment professionals the opportunity to participate in a carried interest program based on their expected contributions to the success of the strategy. Payments under the carried interest program are expected to be paid in the form of cash.
(a)(4)
The portfolio managers disclosed in (a)(1) above own shares of the Registrant as follows:
Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Matt Darrah	$100,001 - $500,000
Tim Warrick	$100,001 - $500,000

(b)        Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b)
Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Private Credit Fund

By	/s/ Barbara Wenig

               Barbara Wenig, President and Chief Executive Officer (Principal Executive Officer)

Date	5/19/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Barbara Wenig

              Barbara Wenig, President and Chief Executive Officer (Principal Executive Officer)

Date	5/19/2026

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	5/18/2026

[1]
 Principal Global Investors, LLC ("PGI") began using Principal Asset Management ("Principal AM") as a DBA (doing business as) name and PGI will be referenced throughout this document as Principal AM (or "the Firm"). While Principal AM may include other entities, this Charter refers specifically to PGI and Principal Real Estate Investors, LLC.